Equity - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 06, 2021	Oct. 31, 2020	Oct. 31, 2019
2020 Equity Transactions [Abstract]
Issuance of Series B convertible preferred stock (in shares)	0		0			5,200,000			63,000.0
Issuance of Series B convertible preferred stock (in dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Issuance costs	$ 31,102				$ 80	$ 24,417
2019 Equity Transactions [Abstract]
Conversion of Series A to Common (in shares)					0	61,343,000
Deemed dividend distribution						$ 162,400
Sale of shares of common stock by holders (in shares)						32,800,000
Percentage of remaining common stock converted into Series B preferred stock						50.00%
Additional stock-based compensation expense recorded	4,745	$ 3,470	$ 16,849	$ 5,297	$ 3,100	$ 300
Repurchase of common stock (in dollars per share)						$ 9.14
Repurchase of common stock (in shares)						2,600,000
Payment for repurchase of common stock					$ 0	$ 23,508
General and administrative
2019 Equity Transactions [Abstract]
Additional stock-based compensation expense recorded	$ 4,117	$ 3,470	$ 15,936	$ 5,297		$ 29,000
Series A Preferred Stock
2019 Equity Transactions [Abstract]
Cumulative dividends annual accrual rate					4.00%
Series A Preferred Stock | PSG
2019 Equity Transactions [Abstract]
Conversion of Series A to Common (in shares)						59,200,000
Series A Preferred Stock | Eligible Employees
2019 Equity Transactions [Abstract]
Conversion of Series A to Common (in shares)						2,100,000
Deemed dividend distribution						$ 76,900
Series B Preferred Stock
2020 Equity Transactions [Abstract]
Issuance costs					$ 100
2019 Equity Transactions [Abstract]
Cumulative dividends annual accrual rate					10.00%
Accumulated and undeclared Series B Preferred dividends					$ 86,000	$ 18,300
Series B Preferred Stock | Minimum
2020 Equity Transactions [Abstract]
Issuance of Series B convertible preferred stock (in dollars per share)					$ 9.12
Series B Preferred Stock | Maximum
2020 Equity Transactions [Abstract]
Issuance of Series B convertible preferred stock (in dollars per share)					$ 9.14
Series B Preferred Stock | PSG and Silver Lake
2020 Equity Transactions [Abstract]
Issuance of Series B convertible preferred stock (in shares)		5,800,000		5,800,000				10,600,000
Issuance of Series B convertible preferred stock (in dollars per share)		$ 9.12		$ 9.12				$ 9.12
Series B Preferred Stock | Silver Lake
2019 Equity Transactions [Abstract]
Conversion ratio of common stock to Series B preferred stock						1
Conversion of stock, shares issued (in shares)						17,700,000
Issuance of Series B convertible preferred stock, price (in dollars per share)						$ 9.14
Series B Preferred Stock and Common Stock
2020 Equity Transactions [Abstract]
Issuance costs						$ 25,100